SUBSEQUENT EVENTS (Narrative) (Details) - Feb. 01, 2024	CAD ($)	USD ($)
Events After Reporting Period [Member] | New Lease Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly lease	$ 17,517	$ 13,245